UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22039
                                                    -----------

         First Trust Specialty Finance and Financial Opportunities Fund
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
     ----------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
     ----------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                   Date of reporting period: August 31, 2012
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2012 (UNAUDITED)


     SHARES                                  DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 95.0%

                 CAPITAL MARKETS - 92.4%
        100,000  American Capital Ltd. (a) (b).......................................      $    1,099,000
        467,706  Apollo Investment Corp. (b).........................................           3,751,002
        857,033  Ares Capital Corp. (b)..............................................          14,800,960
        214,420  BlackRock Kelso Capital Corp. (b)...................................           2,120,614
          6,495  Fidus Investment Corp. .............................................             106,193
         94,094  Fifth Street Finance Corp. (b)......................................             987,046
        147,536  Full Circle Capital Corp. (b).......................................           1,193,566
        420,716  Gladstone Capital Corp. (b).........................................           3,613,950
        183,333  Gladstone Investment Corp. (b)......................................           1,395,164
         22,000  Golub Capital BDC, Inc. (c).........................................             326,260
        509,575  Golub Capital BDC, Inc. (b).........................................           7,903,508
        519,556  Hercules Technology Growth Capital, Inc. (b)........................           5,813,832
        222,697  Horizon Technology Finance Corp. (b)................................           3,730,175
        252,256  KCAP Financial, Inc. (b)............................................           2,179,492
         37,774  Main Street Capital Corp. (b).......................................           1,005,166
        448,100  MCG Capital Corp. (b)...............................................           2,083,665
        519,264  Medley Capital Corp. (b)............................................           6,797,166
        497,292  MVC Capital, Inc. (b)...............................................           6,320,581
        209,322  New Mountain Finance Corp. .........................................           3,102,152
        333,937  NGP Capital Resources Co. (b).......................................           2,494,509
        156,897  PennantPark Floating Rate Capital Ltd. (b)..........................           1,987,885
        834,500  PennantPark Investment Corp. (b)....................................           9,062,670
         12,176  Prospect Capital Corp. .............................................             139,172
         12,837  Saratoga Investment Corp. (a).......................................             214,378
        236,228  Solar Capital Ltd. (b)..............................................           5,463,954
         21,800  Solar Senior Capital Ltd. (b).......................................             386,296
        235,835  TCP Capital Corp. ..................................................           3,634,217
        456,812  THL Credit, Inc. (b)................................................           6,367,959
        104,140  TICC Capital Corp. (b)..............................................           1,083,056
        239,601  Triangle Capital Corp. (b)..........................................           5,882,205
                                                                                           --------------
                                                                                              105,045,793
                                                                                           --------------

                 DIVERSIFIED FINANCIAL SERVICES - 2.6%
        260,853  Medallion Financial Corp. (b).......................................           2,971,116
                                                                                           --------------
                 TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES ...............         108,016,909
                 (Cost $116,980,806)                                                       --------------

COMMON STOCKS - 19.4%

                 INSURANCE - 2.3%
              3  Berkshire Hathaway, Inc., Class A (a) (b)...........................             379,680
         43,700  Fidelity National Financial, Inc., Class A .........................             823,308
          3,250  Markel Corp. (a)....................................................           1,413,425
                                                                                           --------------
                                                                                                2,616,413
                                                                                           --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.0%
            100  ARC Resources Ltd. (CAD) ...........................................               2,365
             81  Progress Energy Resources Corp. (CAD) ..............................               1,805
                                                                                           --------------
                                                                                                    4,170
                                                                                           --------------

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


 SHARES/UNITS                                DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 17.1%
        344,500  Annaly Capital Management, Inc. (b).................................      $    5,963,295
         10,000  Ares Commercial Real Estate Corp. ..................................             168,400
        382,573  CYS Investments, Inc. (b)...........................................           5,501,400
        192,307  CYS Investments, Inc. (c)...........................................           2,765,374
         30,000  Gladstone Commercial Corp. .........................................             536,700
        156,282  Hatteras Financial Corp. (b)........................................           4,530,615
                                                                                           --------------
                                                                                               19,465,784
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................          22,086,367
                 (Cost $19,876,546)                                                        --------------

PUBLICLY TRADED PARTNERSHIPS - 2.8%

                 DIVERSIFIED FINANCIAL SERVICES - 2.8%
        216,200  Compass Diversified Holdings (b)....................................           3,180,302
                                                                                           --------------
                 TOTAL PUBLICLY TRADED PARTNERSHIPS .................................           3,180,302
                 (Cost $1,337,407)                                                         --------------

EXCHANGE-TRADED FUNDS - 1.5%

                 CAPITAL MARKETS - 1.5%
         42,600  SPDR Barclays Capital High Yield Bond ETF (b).......................           1,709,964
                                                                                           --------------
                 TOTAL EXCHANGE-TRADED FUNDS ........................................           1,709,964
                 (Cost $1,490,914)                                                         --------------

                 TOTAL INVESTMENTS - 118.7% .........................................         134,993,542
                 (Cost $139,685,673) (d)

                 OUTSTANDING LOAN - (19.3%) .........................................         (22,000,000)

                 NET OTHER ASSETS AND LIABILITIES - 0.6% ............................             689,250
                                                                                           --------------
                 NET ASSETS - 100.0% ................................................      $  113,682,792
                                                                                           ==============

---------------------------------------

(a)   Non-income producing security.

(b) All or a portion of this security is available to serve as collateral on the outstanding loan.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note D - Restricted Securities in the Quarterly Portfolio of Investments).

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,814,987 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,507,118.

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2012 is as follows (see Note A - Portfolio Valuation in the Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   8/31/2012        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks - Business Development
  Companies:
      Capital Markets.........................  $   105,045,793  $ 104,719,533  $       326,260  $
      Diversified Financial Services..........        2,971,116      2,971,116               --
Common Stocks*................................       22,086,367     22,086,367               --              --
Publicly Traded Partnerships*.................        3,180,302      3,180,302               --              --
Exchange-Traded Funds*........................        1,709,964      1,709,964               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $   134,993,542  $ 134,667,282  $       326,260  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at August 31, 2012.


                See Notes to Quarterly Portfolio of Investments           Page 3

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                          AUGUST 31, 2012 (UNAUDITED)



                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ( NAV ) of the Common Shares of First Trust Specialty Finance and Financial Opportunities Fund (the Fund ) is determined daily as of the close of regular trading on the New York Stock Exchange ( NYSE ), normally 4:00 p.m.

Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund s investments are valued daily in accordance with valuation procedures adopted by the Fund s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the 1940 Act ). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ( NASDAQ ) and the London Stock Exchange Alternative Investment Market ( AIM )), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund s securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund s Board of Trustees has designated First Trust Advisors L.P. ( First Trust ) to use a fair value method to value the Fund s securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund s NAV, First Trust will use a fair value method to value the Fund s securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund s Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1) the type of security;

      2) the size of the holding;

      3) the initial cost of the security;

      4) transactions in comparable securities;

      5) price quotes from dealers and/or pricing services;

      6) relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8) an analysis of the issuer s financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2) ADR trading of similar securities;

      3) closed-end fund trading of similar securities;

      4) foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6) factors relating to the event that precipitated the pricing problem;

      7) whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                          AUGUST 31, 2012 (UNAUDITED)


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund may hold real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the REIT to the extent of the cost basis of such REIT investments.

The Fund may hold master limited partnerships ("MLPs"). Distributions received from such investments generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

C. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Investments denominated in foreign currency are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions.

D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2012, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.


                                                                                                              % OF
                                          ACQUISITION                             CARRYING                     NET
SECURITY                                      DATE         SHARES       PRICE       COST          VALUE       ASSETS
---------------------------------------   -----------   ------------   -------  ------------   ------------   ------
CYS Investments, Inc.                       5/19/08          192,307   $ 14.38  $  2,999,989   $  2,765,374    2.43%
Golub Capital BDC, Inc.                     8/15/12           22,000     14.83       336,160        326,260    0.29
                                                        ------------            ------------   ------------   ------
                                                             214,307            $  3,336,149   $  3,091,634    2.72%
                                                        ============            ============   ============   ======

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Specialty Finance and Financial Opportunities Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley
                          President and Chief Executive Officer
                          (principal executive officer)

Date  October 23, 2012
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley
                          President and Chief Executive Officer
                          (principal executive officer)

Date  October 23, 2012
     ----------------------

By (Signature and Title)*  /s/ James M. Dykas
                          ------------------------------------------------------
                          James M. Dykas
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  October 23, 2012
     ----------------------

*Print the name and title of each signing officer under his or her signature.